CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED)
Net Loss	$ (4,817,521)	$ (4,447,915)	$ (15,882,195)	$ (2,702,602)
Cash Flows from Operating Activities
Depreciation and amortization	335	0	15,581	0
Adjustments to reconcile net loss to net
Stock option expense	306,170	1,060,324	3,248,181	1,275,703
cash used by operating activities:
Stock issued for services	48,000	494,700	761,954	38,332
Loss on extinguishment of debt	3,470,366	535
Loss from joint venture investment	(49,328)	0
Financing fees			178,680	0
Amortization of debt discount	461,842	149,028	4,629,089	303,942
Operating lease right of use asset	10,905	245
Loss from joint venture			57,678	0
Changes in operating assets & liabilities:
Loss on settlement of debt			0	186,954
Lease liabilities	(11,493)	0
Deposits and prepaids	(7,476)	(34,850)
Accounts payable and accrued liabilities	12,861	50,191	(12,639)	(119,553)
Accrued liability, related party	10,000	0
Net cash used by operating activities	(565,339)	(2,727,742)	(6,927,249)	(1,012,203)
Cash Flows from Investing Activities
Purchase of property and equipment	(2,567)	0	(19,990)	0
Net cash used in investing activities	(2,567)	0	(135,346)	0
Sale of common stock	0	1,668,500	2,078,500	1,648,000
Cash from exercise of warrants	0	128,549	128,550
Proceeds from convertible notes payable	0	250,000
Net cash provided by financing activities	0	2,047,049	7,166,000	1,935,850
Decrease in Cash	(567,906)	(680,693)
Cash at end of period	498,039	281,847	1,065,945	962,540
Cash paid for interest	0	0
Cash paid for income taxes	0	0
Conversion of convertible notes payable and accrued interest	0	187,246
Warrants issued with convertible notes payable	0	117,893
Beneficial conversion feature arising from convertible notes payable	0	171,597	2,615,419	171,597
Warrants issued with convertible notes payable extinguishment	1,918,393	0
Amortization of debt discount			4,629,089	303,912
Amortization of Debt Discount, Related Party			0	5,000
Shares to be issued			75,200	0
Operating lease right of use asset			40,867	(62)
Lease liabilities			(42,643)	0
Deposits and prepaids			478	113
Accrued liability, related party			(3,000)	0
Accrued expenses			5,520	0
Cash Flows from Investing Activities
Investment in joint venture			(115,356)
Cash Flows from Financing Activities
Proceeds from convertible notes payable			4,958,950	287,850
Increase in Cash			103,405	923,647
Cash at beginning of period	$ 1,065,945	$ 962,540	962,540	38,893
Non-cash investing and financing activities:
Conversion of convertible notes payable and accrued interest			440,995	187,246
Warrants issued with convertible notes payable			$ 2,894,974	$ 117,893